T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.0%
Car Loan  5.4%
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 64 64
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 104 105
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 128 128
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 185 185
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 208 208
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 208 208
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 417
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 85 86
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 17 17
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.762%, 12/26/31 (1) 82 83
Bridgecrest Lending Auto Securitization
Trust
Series 2026-1, Class C
4.44%, 11/17/31  245 243
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 268
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 179
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 102
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 139
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 142
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 103
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 295
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 187
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 11 11
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 100 101
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 202
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 480 486
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  85 84
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  420 415
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 189 189
Drive Auto Receivables Trust
Series 2024-2, Class C
4.67%, 5/17/32  40 40
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  105 105
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  84 85
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  70 70
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  250 249

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  70 70
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  80 79
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  235 232
Exeter Select Automobile Receivables
Trust
Series 2025-1, Class B
4.87%, 8/15/31  135 136
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class B
4.63%, 11/17/31  70 70
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class C
4.91%, 12/15/31  145 145
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  57 57
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 414
Ford Credit Floorplan Master Owner Trust
A
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 115
Ford Credit Floorplan Master Owner Trust
A
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 135
Ford Credit Floorplan Master Owner Trust
A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 142
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 111
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 267
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 126 128
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 273 276
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 208 209
Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 250 249
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 105 105
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 215 217
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  45 44
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 45 45
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 20 20
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 100 101
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 95 96
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 105 107
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 141 143
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 141 143
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 196 197
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 196 197
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 250
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  217 216
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  8 8

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  220 219
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  175 174
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 267
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 52 52
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 44 44
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 17 17
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 156 156
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 55 55
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 48 48
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 25
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 265 261
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 39 40
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 105 104
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 170 169
12,239
Home Equity  0.1%
Santander Mortgage Asset Receivable
Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 264 263
263
Other Asset-Backed Securities  14.0%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 173 173
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 175 175
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 180 180
Par/Shares $ Value
(Amounts in 000s)
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 380 378
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 100 100
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 245 244
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 7/20/31 (1) 121 121
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.17%, 7/20/36 (1) 300 300
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 506 493
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 33 33
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 118 119
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 4/20/34 (1) 505 505
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4.828%, 4/20/36 (1) 250 250
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.418%, 1/24/35 (1) 570 569
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.853%, 5/17/31 (1) 250 250
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.203%, 5/17/31 (1) 250 249
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 7/15/34 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 76 76
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.853%, 11/15/30 (1) 55 55
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.858%, 10/25/30 (1) 59 59
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.668%, 4/18/35 (1) 410 408
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 53 53

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.682%, 10/15/34 (1) 790 788
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.122%, 4/15/30 (1) 154 154
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.472%, 4/15/30 (1) 325 325
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 37 37
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 350
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 100
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 101
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 99
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 113 114
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 50 50
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 34 34
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/17/34 (1) 260 260
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 69 69
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 22 21
Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 54 56
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/33 (1) 439 439
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.761%, 7/23/32 (1) 50 50
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.071%, 7/23/32 (1) 250 250
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.321%, 7/23/32 (1) 300 300
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.72%, 10/20/32 (1) 108 108
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.07%, 10/20/32 (1) 560 560
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.068%, 10/18/33 (1) 493 493
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.241%, 4/23/36 (1) 250 250
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.263%, 4/16/34 (1) 250 249
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/35 (1) 780 778
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 506 504
GreatAmerica Leasing Receivables
Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 135 135
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 125 123
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 517 498
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 138 129
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 23 23
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 121 124
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 246 252

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 82 82
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 141 141
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 23 23
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 201
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 341
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 106
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.749%, 10/22/34 (1) 250 250
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 442 429
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.722%, 7/15/35 (1) 250 250
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.718%, 10/18/35 (1) 633 633
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.748%, 7/20/34 (1) 520 520
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.268%, 7/20/34 (1) 335 334
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.772%, 7/15/34 (1) 260 260
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 650 650
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.752%, 7/15/34 (1) 165 165
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.718%, 10/20/29 (1) 250 250
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.962%, 10/15/32 (1) 425 425
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.711%, 7/23/32 (1) 249 248
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 10/17/34 (1) 565 564
Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 34 34
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 45 45
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 15 15
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 114 114
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 53 54
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 42 43
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 670 669
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.699%, 7/23/36 (1) 250 249
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 99
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 4.803%, 2/14/31 (1) 420 420
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.463%, 2/14/31 (1) 13 13
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.003%, 2/14/31 (1) 250 250
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 55 55
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 130 130
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 270 270
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.867%, 7/30/37 (1) 500 500
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.417%, 7/30/37 (1) 315 315

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.663%, 1/15/35 (1) 565 562
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 185 185
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.112%, 4/20/35 (1) 310 309
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 16 16
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 167
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 100 100
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 236
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 346 346
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.318%, 7/25/31 (1) 530 530
Romark V
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.19%, 4.862%, 1/15/35 (1) 570 569
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 38 38
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 238 242
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 525 522
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 78 78
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 76 76
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 76 76
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 104 103
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 71 68
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.122%, 7/15/33 (1) 250 250
Par/Shares $ Value
(Amounts in 000s)
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 530 529
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.572%, 1/15/34 (1) 308 308
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisiton
Date: 12/10/24, Cost $21 (2)(3)(4) 26 28
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24, Cost $317 (2)(4) 317 238
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 138
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 255
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.778%, 1/25/34 (1) 515 515
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.728%, 1/25/35 (1) 480 478
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 80 81
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 61 62
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 146 146
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 102
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  370 370
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 4/20/34 (1) 395 394
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 287 272
31,791
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.962%, 7/27/48 (1) 209 209

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.362%, 7/27/48 (1) 209 209
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 42 41
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 25 25
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 19 18
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 53 50
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 25 24
Navient Private Education Refi Loan Trust
Series 2024-A, Class A
5.66%, 10/15/72 (1) 89 90
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 110 109
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.533%, 3/26/68 (1) 78 77
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 127 120
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 48 45
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 143 144
1,161
Whole Business  0.0%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 119 120
120
Total Asset-Backed Securities
(Cost $45,505) 45,574
CORPORATE BONDS
 40.2%
FINANCIAL INSTITUTIONS
 11.8%
Banking  7.5%
American Express, VR, 4.731%,
4/25/29 (5) 230 231
American Express, VR, 5.043%,
7/26/28 (5) 180 182
American Express, VR, 5.098%,
2/16/28 (5) 105 106
American Express, VR, 5.532%,
4/25/30 (5) 205 211
Banco Santander, VR, 5.552%, 3/14/28 (5) 200 202
Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 1.734%, 7/22/27 (5) 190 188
Bank of America, VR, 4.456%, 2/6/32 (5) 310 306
Bank of America, VR, 4.623%, 5/9/29 (5) 390 392
Barclays, VR, 4.219%, 5/24/30 (5) 200 197
Barclays, VR, 4.476%, 11/11/29 (5) 200 199
Barclays, VR, 5.086%, 2/25/29 (5) 255 257
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 290 293
Canadian Imperial Bank of Commerce, VR,
4.283%, 1/29/30 (5) 305 303
Capital One Financial, VR, 7.149%,
10/29/27 (5) 115 117
Citigroup, VR, 4.503%, 9/11/31 (5) 310 306
Citigroup, VR, 5.174%, 2/13/30 (5) 185 188
Cooperatieve Rabobank, 4.322%, 4/1/29  1,110 1,111
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 285 288
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 200 199
Danske Bank, VR, 4.662%, 3/27/29 (1)(5) 330 331
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 200 202
DNB Bank, VR, 4.832%, 3/30/32 (1)(5) 600 598
Federation des Caisses Desjardins du
Quebec, 4.565%, 8/26/30 (1) 285 284
Fifth Third Bancorp, VR, 4.566%,
4/29/32 (5) 350 343
Goldman Sachs Group, VR, 4.148%,
1/21/29 (5) 350 348
Goldman Sachs Group, VR, 4.482%,
8/23/28 (5) 190 190
Goldman Sachs Group, VR, 4.937%,
4/23/28 (5) 530 532
Goldman Sachs Group, VR, 5.218%,
4/23/31 (5) 295 300
HSBC Holdings, VR, 4.398%, 3/10/30 (5) 210 208
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 245 246
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 290 292
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 260 263
Huntington Bancshares, VR, 4.623%,
1/28/32 (5) 590 582
ING Groep, VR, 4.858%, 3/25/29 (5) 290 292
ING Groep, Series VAR, VR, 4.803%,
3/23/32 (5) 750 745
JPMorgan Chase, FRN, SOFR + 0.885%,
4.551%, 4/22/27  75 75
JPMorgan Chase, VR, 4.347%, 1/22/32 (5) 310 306
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 180 181
Lloyds Banking Group, VR, 5.462%,
1/5/28 (5) 220 222
Manufacturers & Traders Trust, VR,
4.762%, 7/6/28 (5) 250 251
Morgan Stanley, VR, 4.238%, 1/9/30 (5) 225 223
Morgan Stanley, VR, 4.708%, 3/12/32 (5) 410 407
Morgan Stanley, VR, 4.994%, 4/12/29 (5) 280 283
NatWest Markets, 4.654%, 3/27/29 (1) 610 611
Santander Holdings USA, VR, 2.49%,
1/6/28 (5)(6) 190 187
Santander Holdings USA, VR, 6.124%,
5/31/27 (5) 40 40

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander U.K. Group Holdings, VR,
4.32%, 9/22/29 (5) 200 198
Societe Generale, VR, 5.519%, 1/19/28 (1)
(5) 270 272
Standard Chartered, 4.30%, 2/19/27 (1)(6) 200 199
Standard Chartered, VR, 5.688%,
5/14/28 (1)(5) 200 202
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 265 265
UBS, VR, 4.302%, 3/16/29 (5) 440 439
UBS, VR, 4.632%, 2/16/32 (5) 250 249
Wells Fargo, VR, 4.97%, 4/23/29 (5) 770 777
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (5) 365 366
16,986
Brokerage Asset Managers
Exchanges  0.7%
Charles Schwab, VR, 4.343%, 11/14/31 (5) 520 514
LPL Holdings, 4.625%, 11/15/27 (1) 60 60
LPL Holdings, 4.90%, 4/3/28  125 125
LPL Holdings, 5.70%, 5/20/27  343 346
LPL Holdings, 6.75%, 11/17/28  90 94
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 285 283
Lseg U.S. Fin, 4.50%, 3/23/31 (1) 200 198
1,620
Finance Companies  1.2%
AerCap Ireland Capital, 6.45%, 4/15/27  422 430
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 93
Gabx Leasing, 4.625%, 4/15/31 (1) 145 143
GATX, 3.25%, 9/15/26  417 414
GATX, 3.85%, 3/30/27  290 288
GATX, 5.40%, 3/15/27  735 740
USAA Capital, 4.375%, 6/1/28 (1) 560 562
2,670
Insurance  2.2%
Aspen Insurance Holdings, 5.75%, 7/1/30  130 134
Athene Global Funding, 4.86%, 8/27/26 (1) 220 220
Athene Global Funding, 5.349%, 7/9/27 (1) 220 221
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 70
Brown & Brown, 4.70%, 6/23/28  160 161
Centene, 4.625%, 12/15/29  320 304
CNO Global Funding, 1.75%, 10/7/26 (1) 505 498
CNO Global Funding, 4.875%, 12/10/27 (1) 108 108
Corebridge Global Funding, 4.25%,
8/21/28 (1) 205 204
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 105
Corebridge Global Funding, 5.20%,
1/12/29 (1)(6) 90 91
Equitable America Global Funding, 4.65%,
6/9/28 (1) 235 235
GA Global Funding Trust, 4.40%,
9/23/27 (1) 430 427
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 147
Highmark, 1.45%, 5/10/26 (1) 115 115
Par/Shares $ Value
(Amounts in 000s)
Humana, 3.70%, 3/23/29  122 119
Humana, 4.875%, 4/1/30  100 100
Humana, 5.75%, 3/1/28  85 87
Humana, 5.75%, 12/1/28  245 251
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 187
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 300
Marsh & McLennan, 4.55%, 11/8/27  365 367
RGA Global Funding, 4.35%, 8/25/28 (1) 330 328
RGA Global Funding, 4.60%, 11/25/30 (1) 185 183
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 135 136
5,098
Real Estate Investment Trusts  0.2%
Essex Portfolio, 3.375%, 4/15/26  199 199
Extra Space Storage, 3.875%, 12/15/27  310 307
506
Total Financial Institutions 26,880
INDUSTRIAL
 26.1%
Basic Industry  0.7%
Celanese U.S. Holdings, 1.40%, 8/5/26  225 222
Freeport-McMoRan, 4.125%, 3/1/28  80 79
Freeport-McMoRan, 4.375%, 8/1/28  45 45
Freeport-McMoRan, 5.25%, 9/1/29  95 96
International Flavors & Fragrances, 2.30%,
11/1/30 (1) 41 36
Nutrien, 4.90%, 3/27/28  110 111
Sherwin-Williams, 4.55%, 3/1/28  225 226
SNF Group SACA, 5.626%, 3/31/31 (1) 305 308
Steel Dynamics, 4.00%, 12/15/28  525 520
1,643
Capital Goods  1.8%
Amrize Finance U.S., 4.70%, 4/7/28  280 281
Amrize Finance U.S., 4.95%, 4/7/30  100 101
AptarGroup, 4.75%, 3/30/31  110 109
BAE Systems, 5.00%, 3/26/27 (1) 220 222
Boeing, 3.20%, 3/1/29  210 202
Boeing, 6.259%, 5/1/27  417 424
CNH Industrial Capital, 4.375%, 3/7/31  535 523
Fortive, 3.15%, 6/15/26  264 263
Honeywell Aerospace, 4.30%, 3/16/31 (1) 435 431
Huntington Ingalls Industries, 5.353%,
1/15/30  80 82
Owens Corning, 3.40%, 8/15/26  133 132
Owens Corning, 5.50%, 6/15/27  170 172
Regal Rexnord, 6.05%, 4/15/28  280 287
Rolls-Royce, 5.75%, 10/15/27 (1) 470 477
RTX, 6.70%, 8/1/28  186 196
RTX, 7.00%, 11/1/28  174 184
4,086
Communications  2.8%
Advanced Info Service, 4.26%, 3/4/31  250 245
American Tower, 1.60%, 4/15/26  473 472
American Tower, 3.55%, 7/15/27  178 176
AT&T, 4.10%, 2/15/28  95 95

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Comcast, 4.15%, 10/15/28  560 558
Cox Communications, 3.35%, 9/15/26 (1) 120 119
Cox Communications, 3.50%, 8/15/27 (1) 100 99
Crown Castle, 1.05%, 7/15/26  255 252
Crown Castle, 2.90%, 3/15/27  265 261
Crown Castle, 4.30%, 2/15/29  40 40
Crown Castle, 4.80%, 9/1/28  195 196
Crown Castle, 5.00%, 1/11/28  140 141
Crown Castle, 5.60%, 6/1/29  145 149
Crown Castle Towers, 4.241%, 7/15/28 (1) 125 124
KT, 4.125%, 2/2/28 (1) 200 199
Meta Platforms, 4.20%, 11/15/30  420 416
NTT Finance, 4.62%, 7/16/28 (1) 200 201
Orange, 4.25%, 1/13/31 (1) 275 270
Rogers Communications, 3.20%, 3/15/27  410 405
Rogers Communications, 5.00%, 2/15/29  500 505
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 177
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 106
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 567
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 295
Verizon Communications, 2.10%, 3/22/28  446 428
6,496
Consumer Cyclical  4.7%
Airbnb, 4.40%, 3/16/29  210 210
Airbnb, 4.65%, 3/16/31  55 55
Amazon.com, 4.25%, 3/13/31  655 650
American Honda Finance, 5.65%, 11/15/28  335 343
AutoZone, 5.125%, 6/15/30  215 219
BMW U.S. Capital, 4.40%, 3/19/29 (1) 590 589
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 491
CBRE Services, 4.80%, 6/15/30  105 105
Daimler Truck Finance North America,
4.15%, 1/12/29 (1) 150 148
Daimler Truck Finance North America,
4.30%, 8/12/27 (1) 150 150
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 176
Darden Restaurants, 4.35%, 10/15/27  290 289
Dollar General, 5.20%, 7/5/28  166 168
eBay, 3.60%, 6/5/27  515 510
Ford Motor Credit, 4.97%, 4/6/29  200 197
Ford Motor Credit, 5.125%, 11/5/26  200 200
Ford Motor Credit, 5.80%, 3/5/27  235 236
Ford Motor Credit, 5.918%, 3/20/28  200 203
General Motors Financial, 5.05%, 4/4/28  210 212
General Motors Financial, 5.35%, 7/15/27  191 193
General Motors Financial, 5.40%, 4/6/26  135 135
General Motors Financial, 5.40%, 5/8/27  196 198
Hyundai Capital America, 4.25%, 1/8/29 (1) 145 143
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 241
Hyundai Capital America, 4.875%,
6/23/27 (1) 205 206
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 232
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 101
Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 163
LG Energy Solution, 5.375%, 7/2/27  390 393
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 5.45%, 9/15/26  90 90
Marriott International, Series R, 3.125%,
6/15/26  365 364
O'Reilly Automotive, 4.35%, 6/1/28  195 195
O'Reilly Automotive, 5.75%, 11/20/26  573 577
Ross Stores, 0.875%, 4/15/26  375 375
Uber Technologies, 4.50%, 8/15/29 (1) 463 459
Volkswagen Group of America Finance,
4.45%, 9/11/27 (1) 200 199
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 341
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1) 200 201
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 241
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 202
Volkswagen Group of America Finance,
6.20%, 11/16/28 (1) 200 207
10,782
Consumer Non-Cyclical  6.6%
AbbVie, 3.775%, 3/3/28  620 616
AbbVie, 4.125%, 3/15/31  170 167
Augusta SpinCo, 4.398%, 3/23/29  500 499
Bacardi, 4.70%, 5/15/28 (1) 505 504
BAT International Finance, 4.448%, 3/16/28  460 460
Baxter International, 2.272%, 12/1/28  244 227
Bayer U.S. Finance II, 4.375%,
12/15/28 (1) 865 857
Becton Dickinson & Company, 4.693%,
2/13/28  375 377
Bunge Finance, 2.00%, 4/21/26  200 200
Bunge Finance, 4.90%, 4/21/27  280 281
Cencora, 3.45%, 12/15/27  61 60
Cencora, 3.95%, 2/13/29  175 173
Cencora, 4.625%, 12/15/27  165 166
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 195
Conagra Brands, 4.85%, 11/1/28  129 129
CSL Finance, 3.85%, 4/27/27 (1) 90 89
CVS Health, 1.30%, 8/21/27  545 522
CVS Health, 2.875%, 6/1/26  177 177
CVS Health, 3.00%, 8/15/26  105 104
CVS Health, 4.30%, 3/25/28  170 169
Diageo Capital, 2.375%, 10/24/29  405 379
EMD Finance, 4.125%, 8/15/28 (1) 540 537
HCA, 3.125%, 3/15/27  500 494
HCA, 4.30%, 11/15/30  115 113
HCA, 5.625%, 9/1/28  525 536
Heineken, 3.50%, 1/29/28 (1) 1,000 985
Icon Investments Six, 5.809%, 5/8/27  600 603
Imperial Brands Finance, 4.50%,
6/30/28 (1) 220 220

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Imperial Brands Finance, 6.125%,
7/27/27 (1) 290 296
IQVIA, 5.70%, 5/15/28  410 418
IQVIA, 6.25%, 2/1/29  125 130
Japan Tobacco, 4.85%, 5/15/28 (1) 430 434
Keurig Dr Pepper, 3.95%, 4/15/29  58 57
Keurig Dr Pepper, 4.35%, 5/15/28  130 129
Keurig Dr Pepper, 5.05%, 3/15/29  345 349
Maple Parent Holdings, 4.75%, 3/26/29 (1) 310 310
Mars, 4.55%, 4/20/28 (1) 90 91
Mars, 4.60%, 3/1/28 (1) 280 282
Medline Borrower, 3.875%, 4/1/29 (1) 1,200 1,161
Medline Borrower, 6.25%, 4/1/29 (1) 51 52
Revvity, 1.90%, 9/15/28  260 244
Solventum, 5.45%, 2/25/27  155 156
Stryker, 4.70%, 2/10/28  245 247
Thermo Fisher Scientific, 4.215%, 2/12/31  285 282
Utah Acquisition Sub, 3.95%, 6/15/26  263 262
Viatris, 2.30%, 6/22/27  203 197
14,936
Energy  3.4%
Canadian Natural Resources, 3.85%,
6/1/27  225 224
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 278
Cheniere Energy, 4.625%, 10/15/28  51 51
Cheniere Energy Partners, 4.00%, 3/1/31  230 221
Columbia Pipelines Holding, 6.055%,
8/15/26 (1)(6) 40 40
Diamondback Energy, 5.20%, 4/18/27  240 242
Enbridge, 4.60%, 6/20/28  90 90
Enbridge, 5.90%, 11/15/26  110 111
Enbridge, 6.00%, 11/15/28  90 93
Energy Transfer, 4.55%, 1/15/31  175 173
Energy Transfer, 5.25%, 7/1/29  160 164
Energy Transfer, 6.05%, 12/1/26  475 479
EOG Resources, 4.40%, 1/15/31  170 169
EQT, 3.125%, 5/15/26 (1) 420 419
MPLX, 4.80%, 2/15/31  690 692
ONEOK, 4.25%, 9/24/27  400 399
ONEOK, 4.85%, 7/15/26  465 465
ONEOK, 5.55%, 11/1/26  245 246
ONEOK, 5.625%, 1/15/28 (1) 114 115
Plains All American Pipeline, 4.70%,
1/15/31  170 170
Sabine Pass Liquefaction, 4.20%, 3/15/28  82 82
Schlumberger Holdings, 3.90%, 5/17/28 (1) 371 368
Schlumberger Investment, 4.50%, 5/15/28  201 201
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27  275 276
Targa Resources, 4.35%, 1/15/29  205 204
Targa Resources, 5.20%, 7/1/27  92 93
Tengizchevroil Finance International,
4.00%, 8/15/26  110 110
TotalEnergies Capital USA, 4.248%,
1/13/31  515 510
Par/Shares $ Value
(Amounts in 000s)
Var Energi, 5.00%, 5/18/27 (1) 430 432
Williams, 4.625%, 6/30/30  245 245
Williams, 4.80%, 11/15/29  165 167
Woodside Finance, 3.70%, 9/15/26 (1) 119 119
7,648
Industrial - Other  0.5%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 535 520
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(6) 260 252
CK Hutchison International 25, 4.25%,
9/26/30 (1) 300 297
1,069
Technology  4.4%
Alphabet, 3.70%, 2/15/29  310 307
Atlassian, 5.25%, 5/15/29  105 106
Dell International, 4.75%, 4/1/28  270 272
Fidelity National Information Services,
4.45%, 3/10/28  215 214
Fidelity National Information Services,
4.55%, 3/10/29  490 488
Fidelity National Information Services,
4.80%, 3/10/31  105 104
Fiserv, 3.50%, 7/1/29  235 225
Fiserv, 4.20%, 10/1/28  184 182
Fiserv, 4.55%, 2/15/31  160 157
Fiserv, 5.15%, 3/15/27  235 236
Fiserv, 5.375%, 8/21/28  170 172
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 204
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 207
Gartner, 4.50%, 7/1/28 (1) 663 652
Global Payments, 3.20%, 8/15/29  430 406
Global Payments, 4.50%, 11/15/28  80 79
Global Payments, 4.55%, 3/15/28  350 348
Hewlett Packard Enterprise, 4.50%,
3/23/28  465 465
Intel, 3.15%, 5/11/27  95 94
Intel, 3.75%, 8/5/27  165 164
International Business Machines, 4.65%,
2/10/28  512 515
Leidos, 4.10%, 3/15/29  190 188
Marvell Technology, 1.65%, 4/15/26  130 130
Marvell Technology, 4.75%, 7/15/30  85 85
Marvell Technology, 4.875%, 6/22/28  400 404
NXP, 3.15%, 5/1/27  55 54
NXP, 3.875%, 6/18/26  190 190
NXP, 4.30%, 8/19/28  100 99
NXP, 4.30%, 6/18/29  238 236
NXP, 4.40%, 6/1/27  35 35
Oracle, 4.45%, 9/26/30  335 323
Salesforce, 4.50%, 3/15/28  320 320
Salesforce, 4.65%, 3/15/29  1,150 1,152
Synopsys, 4.65%, 4/1/28  510 512
Workday, 3.50%, 4/1/27  610 605
9,930
Transportation  1.2%
Delta Air Lines, 4.95%, 7/10/28  185 186

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Element Fleet Management, 5.037%,
3/25/30 (1) 185 187
Element Fleet Management, 5.643%,
3/13/27 (1) 175 176
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 347
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 142
FedEx, 3.25%, 4/1/26  459 459
Penske Truck Leasing, 1.70%, 6/15/26 (1) 50 50
Penske Truck Leasing, 3.40%, 11/15/26 (1) 80 79
Penske Truck Leasing, 4.40%, 7/1/27 (1) 36 36
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 136
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 530
Southwest Airlines, 4.375%, 11/15/28  345 341
Sydney Airport Finance, 3.625%,
4/28/26 (1) 61 61
2,730
Total Industrial 59,320
UTILITY
 2.3%
Electric  2.1%
Ameren, 1.95%, 3/15/27  170 166
American Electric Power, 5.20%, 1/15/29  225 230
Appalachian Power, Series X, 3.30%,
6/1/27  468 462
Constellation Energy Generation, 5.60%,
3/1/28  75 77
DTE Energy, 4.875%, 6/1/28  225 227
DTE Energy, 4.95%, 7/1/27  150 151
DTE Energy, 5.20%, 4/1/30  200 204
ENEL Finance International, 1.625%,
7/12/26 (1) 265 263
ENEL Finance International, 4.125%,
9/30/28 (1) 200 198
Exelon, 2.75%, 3/15/27  500 492
Exelon, 5.15%, 3/15/29  100 102
FirstEnergy, Series B, 3.90%, 7/15/27  340 337
FirstEnergy Transmission, 4.55%, 1/15/30  80 80
NextEra Energy Capital Holdings, 4.685%,
9/1/27  70 70
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 175 174
Pacific Gas & Electric, 3.30%, 3/15/27  73 72
Pacific Gas & Electric, 3.30%, 12/1/27  100 98
Pacific Gas & Electric, 5.00%, 6/4/28  180 181
Pacific Gas & Electric, 5.45%, 6/15/27  40 40
PacifiCorp, 4.65%, 4/15/29  215 215
Public Service Enterprise Group, 4.90%,
3/15/30  345 349
Southern, 5.113%, 8/1/27  180 182
Southern California Edison, 5.15%, 6/1/29  265 269
Vistra Operations, 5.05%, 12/30/26 (1) 193 194
4,833
Natural Gas  0.2%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 5.40%, 8/1/26  125 125
Par/Shares $ Value
(Amounts in 000s)
Southern Gas Capital, Series A, 4.05%,
9/15/28  190 188
374
Total Utility 5,207
Total Corporate Bonds
(Cost $91,324) 91,407
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.5%
Government Sponsored  0.2%
MEGlobal, 2.625%, 4/28/28  620 583
583
Owned No Guarantee  2.0%
Abu Dhabi Developmental Holding, 4.50%,
5/6/30  400 394
Bank Mandiri Persero, 5.50%, 4/4/26  500 500
Corp. Nacional del Cobre de Chile,
3.625%, 8/1/27  525 519
Emirates NBD Bank, 4.195%, 1/13/29,
Acquisition Date: 1/6/26, Cost $535 (4) 535 527
Korea Electric Power, 5.375%, 7/31/26 (1) 450 452
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 444
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 200
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 342
Ma'aden Sukuk, 5.25%, 2/13/30  200 201
NBN, 1.45%, 5/5/26 (1) 405 404
State Bank of India, 1.80%, 7/13/26  500 496
4,479
Sovereign  0.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 350 351
KSA Sukuk, 4.303%, 1/19/29  300 297
648
Total Foreign Government Obligations &
Municipalities
(Cost $5,737) 5,710
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 9.3%
Collateralized Mortgage
Obligations  6.2%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 12 12
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 73 65
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 80 68
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 426 428

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
6.422%, 9/25/29, Acquisition Date: 8/29/24,
Cost $206 (2)(4) 206 207
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 163 151
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 52 48
CIM Trust
Series 2021-R6, Class A1, CMO, ARM
1.425%, 7/25/61 (1) 36 33
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 39 34
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 67 58
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 238 238
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 224 226
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.862%, 10/25/70 (1) 187 187
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 92 92
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 166 166
Connecticut Avenue Securities
Series 2026-R01, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 4.662%, 1/25/46 (1) 144 144
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.112%, 3/25/45 (1) 75 75
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.612%, 9/25/45 (1) 120 120
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM
SOFR30A + 0.85%, 4.512%, 1/25/46 (1) 392 389
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 297 297
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 9 9
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 36 32
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM
4.797%, 12/25/70 (1) 177 175
Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 170 169
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 203 202
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 83 83
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 90 90
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.868%, 10/25/70 (1) 101 101
EFMT
Series 2025-INV5, Class A1, CMO, ARM
5.077%, 12/25/70 (1) 151 150
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 94 93
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 204 203
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.862%, 2/25/71 (1) 104 104
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 100 100
EFMT
Series 2026-NQM4, Class A2, CMO, STEP
5.669%, 4/25/71 (1) 250 251
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 7 7
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.643%, 3/25/50 (1) 108 105
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.657%, 12/25/46 (1) 19 19
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 26 24
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 6 6
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 9 9
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 213
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 324
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 127 127

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.449%, 2/25/71 (1) 395 396
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.687%, 7/25/44 (1) 1 1
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 113 114
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 219 218
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM
4.846%, 2/25/61 (1) 143 142
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.488%, 1/25/71 (1) 295 296
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 74 63
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 260 259
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 71 63
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 255 256
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 157 157
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, ARM
SOFR30A + 1.35%, 5.023%, 3/20/56 (1) 118 119
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 9 8
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 34 30
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.862%, 8/25/70 (1) 472 472
Morgan Stanley Residential Mortgage Loan
Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 94 95
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.35%, 7/25/65 (1) 169 169
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 338 337
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 110 109
Par/Shares $ Value
(Amounts in 000s)
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 425 424
NYMT Loan Trust
Series 2026-INV1, Class A1, CMO, ARM
4.766%, 2/25/61 (1) 105 104
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM
5.475%, 4/25/61 (1) 150 150
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 4.988%, 6/25/59 (1) 7 7
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.693%, 10/25/59 (1) 16 16
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO,
ARM
1M TSFR + 0.864%, 4.543%, 2/25/60 (1) 243 239
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 4.743%, 2/25/60 (1) 16 16
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 19 16
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 43 39
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 159 142
OBX Trust
Series 2025-NQM15, Class A1, CMO,
STEP
5.143%, 7/27/65 (1) 81 81
OBX Trust
Series 2025-NQM15, Class A1F, CMO,
ARM
SOFR30A + 1.15%, 4.812%, 7/27/65 (1) 81 81
OBX Trust
Series 2025-NQM6, Class A1, CMO, STEP
5.603%, 3/25/65 (1) 146 146
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.321%, 1/25/66 (1) 215 215
OBX Trust
Series 2026-R1, Class A1, CMO, ARM
4.884%, 1/25/63 (1) 108 108
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.344%, 8/10/42 (1) 120 122
Santander Mortgage Asset Receivable
Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 93 93
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 18 16

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1 1
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 20 20
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 46 44
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 171 153
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.312%, 1/25/34 (1) 21 21
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 5.462%, 11/25/41 (1) 90 90
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO,
ARM
SOFR30A + 2.40%, 6.062%, 2/25/42 (1) 145 146
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 6.612%, 6/25/42 (1) 95 96
Structured Agency Credit Risk Debt Notes
Series 2023-DNA2, Class M1A, CMO,
ARM
SOFR30A + 2.10%, 5.762%, 4/25/43 (1) 234 236
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.512%, 11/25/43 (1) 85 86
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.912%, 3/25/44 (1) 336 336
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.612%, 1/25/45 (1) 45 45
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.762%, 9/25/45 (1) 150 150
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.562%, 10/25/45 (1) 150 150
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.762%, 10/25/45 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.662%, 2/25/46 (1) 204 203
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 34 30
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 281 267
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM
4.859%, 12/25/64 (1) 120 121
Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2026-1, Class A1B, CMO, ARM
4.318%, 1/25/66 (1) 308 305
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 22 20
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 29 27
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 21 19
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 40 37
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 6 6
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 32 30
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 59 59
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 45 45
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 91 92
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.862%, 8/25/70 (1) 214 214
14,058
Commercial Mortgage-Backed
Securities  3.1%
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  36 37
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 171
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  288 299
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 114
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  137 137
BANK5
Series 2026-5YR21, Class A3
5.525%, 4/15/59  150 155
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 144
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  34 34

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  80 81
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  114 113
Benchmark Mortgage Trust
Series 2025-V19, Class A3
5.249%, 1/15/58  280 286
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.451%, 10/10/42 (1) 100 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  275 288
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  87 88
BMO Mortgage Trust
Series 2026-5C14, Class A3
5.209%, 3/15/59  430 437
BMO Mortgage Trust
Series 2026-C14, Class A1
4.36%, 2/15/59  34 34
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 4.663%, 1/17/39 (1) 187 187
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.315%, 12/15/39 (1) 125 125
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.314%, 5/15/41 (1) 159 159
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.514%, 5/15/41 (1) 168 168
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 5.465%, 1/15/42 (1) 100 99
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.064%, 1/15/42 (1) 245 244
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM
1M TSFR + 2.00%, 5.673%, 2/15/43 (1) 100 100
BX Trust
Series 2025-GW, Class A, ARM
1M TSFR + 1.60%, 5.273%, 7/15/42 (1) 305 305
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.373%, 12/15/44 (1) 235 234
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.773%, 12/15/44 (1) 360 357
CENT
Series 2025-CITY, Class A, ARM
4.92%, 7/10/40 (1) 230 232
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM
1M TSFR + 1.35%, 5.023%, 11/15/42 (1) 320 320
Par/Shares $ Value
(Amounts in 000s)
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.523%, 10/15/42 (1) 120 120
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 5.613%, 5/15/37 (1) 240 240
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM
5.467%, 1/13/40 (1) 200 205
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 142
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.264%, 5/15/41 (1) 245 243
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  50 50
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM
5.007%, 11/5/38 (1) 115 115
ROCK Trust
Series 2024-CNTR, Class A
5.388%, 11/13/41 (1) 300 305
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.414%, 5/15/39 (1) 195 195
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.763%, 6/15/39 (1) 270 270
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A1
4.314%, 10/15/58  96 96
7,029
Residential Mortgage  0.0%
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 63 60
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 6 6
66
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $21,384) 21,153
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.6%
U.S. Government Agency
Obligations  5.9%
Federal Home Loan Mortgage
3.50%, 3/1/46  66 62
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  39 40
7.00%, 3/1/39  26 27
7.50%, 6/1/38  23 25

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.935%, 1/1/36  3 3
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
RFUCCT1Y + 1.625%, 6.476%, 6/1/38  7 7
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  2 2
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  1 1
RFUCCT1Y + 1.771%, 6.592%, 5/1/38  4 4
RFUCCT1Y + 1.775%, 6.689%, 5/1/37  1 1
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1 1
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1 1
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.207%, 2/1/38  6 6
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  249 213
3.00%, 11/1/34  89 86
3.50%, 2/1/52  210 194
4.00%, 12/1/49  26 25
4.50%, 5/1/50 - 2/1/53  888 860
5.00%, 2/1/55 - 6/1/55  56 55
5.50%, 7/1/53 - 7/1/55  2,255 2,275
6.00%, 9/1/53 - 8/1/55  2,284 2,342
6.50%, 9/1/54 - 6/1/55  282 292
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  144 146
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 2
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  1 1
RFUCCT1Y + 1.599%, 6.201%, 7/1/36  3 3
RFUCCT1Y + 1.613%, 6.095%, 12/1/35  4 4
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  4 4
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  1 1
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  6 6
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 1.907%, 6.907%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  89 72
2.50%, 1/1/54  197 167
3.00%, 1/1/27  7 7
3.50%, 3/1/28 - 1/1/52  84 78
4.00%, 11/1/49 - 9/1/52  550 521
4.50%, 12/1/40 - 1/1/50  293 289
5.00%, 8/1/33 - 1/1/56  2,473 2,454
5.50%, 12/1/34 - 10/1/55  2,232 2,260
6.00%, 3/1/34 - 8/1/54  582 603
6.50%, 7/1/32 - 6/1/55  216 225
13,385
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
2.00%, 3/20/52  16 13
3.00%, 9/20/47  519 469
Par/Shares $ Value
(Amounts in 000s)
3.50%, 7/20/52  628 580
4.00%, 10/20/50 - 10/20/52  306 290
5.00%, 12/20/34 - 11/20/47  171 174
5.50%, 3/20/49  6 6
1,532
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $15,052) 14,917
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 19.0%
U.S. Treasury Obligations  19.0%
U.S. Treasury Notes, 3.375%, 12/31/27  615 610
U.S. Treasury Notes, 3.375%, 2/29/28  18,000 17,860
U.S. Treasury Notes, 3.50%, 10/31/27 (7) 365 363
U.S. Treasury Notes, 3.50%, 1/31/28  8,375 8,328
U.S. Treasury Notes, 3.875%, 3/31/28  11,375 11,393
U.S. Treasury Notes, 3.875%, 7/15/28  4,660 4,666
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $43,272) 43,220
SHORT-TERM INVESTMENTS
 3.2%
Commercial Paper  2.0%
4(2)  2.0%(8)
Crown Castle Intl, 4.286%, 4/9/26  445 444
Edison Intl, 4.324%, 4/27/26  450 449
Harley-Davidson Financial Services,
4.191%, 4/17/26  380 379
HCA, 4.235%, 5/12/26  650 647
HCA, 4.238%, 5/18/26  450 447
HCA, 4.259%, 5/14/26  450 448
International Flavors, 4.491%, 4/30/26  600 598
Stanley Black & Decker, 3.994%, 4/2/26  450 450
Stellantis Financial Services, 4.434%,
5/29/26  570 566
4,428
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund,
3.71% (9)(10) 2,781 2,781
2,781
Total Short-Term Investments
(Cost $7,210) 7,209

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL
 0.2%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund,
3.68% (9)(10) 467 467
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 467
Total Securities Lending Collateral
(Cost $467) 467
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED
 0.0%
OTC O ptions Purchased 0.0%
Counterparty
Description Contracts
Notional
Amount $ Value
BNP Paribas
Credit Default
Swap,
Protection
Sold (Relevant
Credit:
Markit CDX.
NA.IG-S46,
5 Year Index,
6/20/31),
Receive 1.00%
Quarterly, Pay
upon credit
default, 6/17/26
@ 0.55%* (11) 1 40,300 22
Total Options Purchased (Cost $33) 22
Total Investments in Securities 101.0%
(Cost $229,984) $ 229,679
Other Assets Less Liabilities (1.0)% (2,189)
Net Assets 100.0% $ 227,490
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $89,079 and represents 39.2% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,000 and represents 0.4% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at March 31, 2026.
(7) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $4,428 and represents 2.0% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 123 U.S. Treasury Notes five year contracts 6/26 (13,306) $ 107
Short, 48 U.S. Treasury Notes ten year contracts 6/26 (5,330) 66
Long, 295 U.S. Treasury Notes two year contracts 6/26 61,196 (449)
Short, 7 Ultra U.S. Treasury Bonds contracts 6/26 (816) 24
Short, 16 Ultra U.S. Treasury Notes ten year contracts 6/26 (1,816) 35
Long, 42 Three Month SOFR Futures contracts 9/26 10,115 (15)
Net payments (receipts) of variation margin to date 221
Variation margin receivable (payable) on open futures contracts $ (11)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ — $ — $ 31
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 31+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 4,306  ¤  ¤ $ 2,781
T. Rowe Price Treasury Reserve Fund, 3.68% 1,052  ¤  ¤ 467
Total $ 3,248^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $31 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,248.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The Limited-Term Bond Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-
traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the

T. Rowe Price Limited-Term Bond Portfolio

use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E303-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Asset-Backed Securities $ — $ 45,308 $ 266 $ 45,574
Fixed Income Securities
1
— 155,254 — 155,254
Non-U.S. Government Mortgage-Backed Securities — 20,946 207 21,153
Options Purchased — 22 — 22
Short-Term Investments 2,781 4,428 — 7,209
Securities Lending Collateral 467 — — 467
Total Securities 3,248 225,958 473 229,679
Futures Contracts* 232 — — 232
Total $ 3,480 $ 225,958 $ 473 $ 229,911
Liabilities
Futures Contracts* $ 464 $ — $ — $ 464
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.